Condensed Consolidated Statements of Changes in Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings Unrestricted [Member]	Retained Earnings Statutory Reserve [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Mar. 31, 2018	$ 25,346	$ 61,050	$ (1,556,201)	$ 21,539	$ (131,671)	$ (1,579,937)
Balance, shares at Mar. 31, 2018	25,346,004
Transfer to Statutory reserve			(240)	240
Foreign currency translation					96,716	96,716
Net loss for the period			(694,329)			(694,329)
Balance at Mar. 31, 2019	$ 25,346	61,050	(2,250,770)	21,779	(34,955)	(2,177,550)
Balance, shares at Mar. 31, 2019	25,346,004
Foreign currency translation			(1)		58,716	58,715
Movement of Statutory reserve			(1,735)	1,735
Net loss for the period			(947,485)			(947,485)
Balance at Dec. 31, 2019	$ 25,346	61,050	(3,199,991)	23,514	23,761	(3,066,320)
Balance, shares at Dec. 31, 2019	25,346,004
Balance at Mar. 31, 2019	$ 25,346	61,050	(2,250,770)	21,779	(34,955)	(2,177,550)
Balance, shares at Mar. 31, 2019	25,346,004
Transfer to Statutory reserve			(1,735)	1,735
Foreign currency translation					91,443	91,443
Net loss for the period				(980,617)		(980,617)
Balance at Mar. 31, 2020	$ 25,346	61,050	(3,233,122)	23,514	56,488	(3,066,724)
Balance, shares at Mar. 31, 2020	25,346,004
Balance at Sep. 30, 2019	$ 25,346	61,050	(2,940,044)	21,779	74,201	(2,757,668)
Balance, shares at Sep. 30, 2019	25,346,004
Foreign currency translation					(50,440)	(50,440)
Movement of Statutory reserve			(1,735)	1,735
Net loss for the period			(258,212)			(258,212)
Balance at Dec. 31, 2019	$ 25,346	61,050	(3,199,991)	23,514	23,761	(3,066,320)
Balance, shares at Dec. 31, 2019	25,346,004
Balance at Mar. 31, 2020	$ 25,346	61,050	(3,233,122)	23,514	56,488	(3,066,724)
Balance, shares at Mar. 31, 2020	25,346,004
Issuance of common stocks	$ 747	3,734,253				3,735,000
Issuance of common stocks, shares	747,000
Foreign currency translation					(173,879)	(173,879)
Movement of Statutory reserve		20,630	(10,779)	(9,851)
Net loss for the period			(3,560,206)			(3,560,206)
Balance at Dec. 31, 2020	$ 26,093	3,815,933	(6,804,107)	13,663	(117,391)	(3,065,809)
Balance, shares at Dec. 31, 2020	26,093,004
Balance at Sep. 30, 2020	$ 26,093	3,795,303	(6,489,747)	23,514	(31,663)	(2,676,500)
Balance, shares at Sep. 30, 2020	25,346,004
Foreign currency translation					(85,728)	(85,728)
Movement of Statutory reserve		20,630	(10,779)	(9,851)
Net loss for the period			(303,581)			(303,581)
Balance at Dec. 31, 2020	$ 26,093	$ 3,815,933	$ (6,804,107)	$ 13,663	$ (117,391)	$ (3,065,809)
Balance, shares at Dec. 31, 2020	26,093,004